Related parties (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Directors and Executive Board Management Compensation

	2022		2021		2020
Million US dollar	Directors	Executive Committee	Directors	Executive Committee¹	Directors	Executive Committee
Short-term employee benefits	2	15	2	24	2	4
Termination benefits	—	—	—	—	—	2
Share-based payment	—	35	—	33	—	7

	2	50	2	57	2	13

Summary of AB InBev's Transactions with Associates

Million US dollar	2022	2021	2020
Gross profit	(4)	58	(118)
Current assets	100	57	55
Current liabilities	16	99	115